UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                     Irvington, NY            November 14, 2011
-------------------------      ---------------------    ----------------------
        [Signature]               [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       66

Form 13F Information Table Value Total:    $2,094,729
                                         (in thousands)


List of Other Included Managers:

Form 13F File Number       Name
--------------------       ------------------------------------

(1)     028- 12044         Elm Ridge Partners, LLC
(2)     028- 11797         Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075         Elm Ridge Capital Management, LLC


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
AEROPOSTALE                   COM             007865108   20,095   1,858,900  SH          DEFINED     1,2,3    1,858,900
AETNA INC NEW                 COM             00817Y108   31,028     853,826  SH          DEFINED     1,2,3      853,826
ALCOA INC                     COM             013817101   50,438   5,270,400  SH          DEFINED     1,2,3    5,270,400
ALLSTATE CORP                 COM             020002101   59,412   2,507,900  SH          DEFINED     1,2,3    2,507,900
APARTMENT INVT & MGMT CO      CL A            03748R101    5,530     250,000      CALL    DEFINED     1,2,3      250,000
APPLIED MATLS INC             COM             038222105   27,298   2,636,244  SH          DEFINED     1,2,3    2,636,244
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104   16,620   1,044,600  SH          DEFINED     1,2,3    1,044,600
ASSURED GUARANTY LTD          COM             G0585R106   90,785   8,260,653  SH          DEFINED     1,2,3    8,260,653
AVALONBAY CMNTYS INC          COM             053484101   21,670     190,000      CALL    DEFINED     1,2,3      190,000
AXIS CAPITAL HOLDINGS         SHS             G0692U109   40,469   1,560,100  SH          DEFINED     1,2,3    1,560,100
BOSTON SCIENTIFIC CORP        COM             101137107   41,721   7,059,456  SH          DEFINED     1,2,3    7,059,456
BRUNSWICK CORP                COM             117043109   11,580     824,800  SH          DEFINED     1,2,3      824,800
CENVEO INC                    COM             15670S105   16,950   5,631,265  SH          DEFINED     1,2,3    5,631,265
CISCO SYS INC                 COM             17275R102   28,318   1,827,000  SH          DEFINED     1,2,3    1,827,000
CIT GROUP INC                 COM             125581801    7,593     250,000      CALL    DEFINED     1,2,3      250,000
CLIFFS NATURAL RESOURCES INC  COM             18683K101   19,404     379,200      PUT     DEFINED     1,2,3      379,200
COSTAR GROUP INC              COM             22160N109    4,677      90,000  SH          DEFINED     1,2,3       90,000
COSTAR GROUP INC              COM             22160N109    4,677      90,000      PUT     DEFINED     1,2,3       90,000
CORNING INC                   COM             219350105   10,021     810,800  SH          DEFINED     1,2,3      810,800
CYPRESS SEMICONDUCTOR CORP    COM             232806109    7,485     500,000      PUT     DEFINED     1,2,3      500,000
DELL INC                      COM             24702R101   43,382   3,068,039  SH          DEFINED     1,2,3    3,068,039
LILLY ELI & CO                COM             532457108   43,532   1,177,500  SH          DEFINED     1,2,3    1,177,500
FASTENAL CO                   COM             311900104    9,984     300,000      PUT     DEFINED     1,2,3      300,000
FIDELITY NATIONAL FINANCIAL   CL A            31620R105    5,665     373,200  SH          DEFINED     1,2,3      373,200
FLEXTRONICS INTL LTD          ORD             Y2573F102   37,673   6,691,500  SH          DEFINED     1,2,3    6,691,500
FLEXTRONICS INTL LTD          ORD             Y2573F102    5,630   1,000,000      CALL    DEFINED     1,2,3    1,000,000
GENERAL ELECTRIC CO           COM             369604103   23,967   1,574,700  SH          DEFINED     1,2,3    1,574,700
HUNTINGTON INGALLS INDS INC   COM             446413106   18,701     768,645  SH          DEFINED     1,2,3      768,645
INTL PAPER CO                 COM             460146103   46,021   1,979,400  SH          DEFINED     1,2,3    1,979,400
INTREPID POTASH INC           COM             46121Y102    7,461     300,000  SH          DEFINED     1,2,3      300,000
INTREPID POTASH INC           COM             46121Y102    7,461     300,000      PUT     DEFINED     1,2,3      300,000
INTREPID POTASH INC           COM             46121Y102   24,870   1,000,000      CALL    DEFINED     1,2,3    1,000,000
ISHARES TR                    RUSSELL 2000    464287655   83,590   1,300,000      PUT     DEFINED     1,2,3    1,300,000
JABIL CIRCUIT INC             COM             466313103    7,769     436,700  SH          DEFINED     1,2,3      436,700
JONES GROUP INC               COM             48020T101   14,836   1,610,907  SH          DEFINED     1,2,3    1,610,907
KAPSTONE PAPER & PACKAGING C  COM             48562P103   18,404   1,324,968  SH          DEFINED     1,2,3    1,324,968
LIZ CLAIBORNE INC             COM             539320101    6,636   1,327,163  SH          DEFINED     1,2,3    1,327,163
LOCKHEED MARTIN CORP          COM             539830109  108,498   1,493,639  SH          DEFINED     1,2,3    1,493,639
LOWES COS INC                 COM             548661107   52,584   2,718,930  SH          DEFINED     1,2,3    2,718,930
MBIA INC                      COM             55262C100   70,817   9,741,051  SH          DEFINED     1,2,3    9,741,051
MASCO CORP                    COM             574599106   30,869   4,335,542  SH          DEFINED     1,2,3    4,335,542
MASCO CORP                    COM             574599106    9,673   1,358,600      CALL    DEFINED     1,2,3    1,358,600
MERCK & CO INC NEW            COM             58933Y105   76,194   2,330,106  SH          DEFINED     1,2,3    2,330,106
PFIZER INC                    COM             717081103   78,439   4,436,600  SH          DEFINED     1,2,3    4,436,600
QUAD / GRAPHICS INC           COM CL A        747301109   35,154   1,945,454  SH          DEFINED     1,2,3    1,945,454
DONNELLEY R R & SONS CO       COM             257867101   89,934   6,369,269  SH          DEFINED     1,2,3    6,369,269
RAYTHEON CO                   COM NEW         755111507   70,558   1,726,400  SH          DEFINED     1,2,3    1,726,400
RAYTHEON CO                   COM NEW         755111507    8,174     200,000      CALL    DEFINED     1,2,3      200,000
REGIONS FINANCIAL CORP NEW    COM             7591EP100   54,258  16,293,668  SH          DEFINED     1,2,3   16,293,668
SAFEWAY INC                   COM NEW         786514208   43,607   2,622,200  SH          DEFINED     1,2,3    2,622,200
SAKS INC                      COM             79377W108    8,750   1,000,000      PUT     DEFINED     1,2,3    1,000,000
SANMINA SCI CORP              COM             800907206   21,353   3,196,522  SH          DEFINED     1,2,3    3,196,522
SIRIUS XM RADIO INC           COM             82967N108    4,530   3,000,000      PUT     DEFINED     1,2,3    3,000,000
STARWOOD HOTELS&RESORTS WRLD  COM             85590A401   11,646     300,000      PUT     DEFINED     1,2,3      300,000
STERICYCLE INC                COM             858912108   16,144     200,000      PUT     DEFINED     1,2,3      200,000
SUPERVALU INC                 COM             868536103   31,027   4,658,704  SH          DEFINED     1,2,3    4,658,704
SUPERVALU INC                 COM             868536103   13,320   2,000,000      CALL    DEFINED     1,2,3    2,000,000
TEREX CORP NEW                COM             880779103   22,227   2,166,330  SH          DEFINED     1,2,3    2,166,330
TRANSATLANTIC HLDGS INC       COM             893521104   43,968     906,177  SH          DEFINED     1,2,3      906,177
UNITED RENTALS INC            COM             911363109   39,935   2,371,463  SH          DEFINED     1,2,3    2,371,463
VULCAN MATLS CO               COM             929160109   41,340   1,500,000      PUT     DEFINED     1,2,3    1,500,000
WELLPOINT INC                 COM             94973V107   25,152     385,300  SH          DEFINED     1,2,3      385,300
WELLS FARGO & CO NEW          COM             949746101   76,448   3,169,500  SH          DEFINED     1,2,3    3,169,500
WESTERN UN CO                 COM             959802109   33,373   2,182,700  SH          DEFINED     1,2,3    2,182,700
WHIRLPOOL CORP                COM             963320106   45,423     910,100  SH          DEFINED     1,2,3      910,100
WHIRLPOOL CORP                COM             963320106    9,982     200,000      CALL    DEFINED     1,2,3      200,000

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